Intangible Assets, Net	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets, Net	INTANGIBLE ASSETS, NET

	Computer software
	2020	2019
	US$ in millions
At January 1
Cost	$130	$112
Accumulated amortization	(82)	(66)
At January 1	$48	$46
Year ended December 31
Opening net book amount	$48	$46
Additions	11	18
Amortization	(18)	(16)
Closing net book amount	$41	$48
At December 31
Cost	$141	$130
Accumulated amortization	(100)	(82)
At December 31	$41	$48